Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 7,200,560	$ 4,125,888	$ 450,868
Accounts receivable, net of allowance	1,282,792	796,824	234,309
Inventory	2,627,381	2,401,048	263,871
Prepaid expenses	56,840	41,229	35,769
Other current assets			210
Total current assets	11,167,573	7,364,989	985,028
Furniture and Equipment - net	167,021	113,605	127,521
Other assets:
Debt issue costs - net		14,605
Other assets	28,934	202,346	65,714
Total other assets	3,629,147	4,984,273	7,287,239
Total assets	14,963,741	12,462,867	8,399,788
Current liabilities:
Accounts payable & accrued expenses	1,350,288	1,060,163	807,798
Convertible debt - net of debt discount $-0-, $-0- and $474,283 at June 30, 2017, December 31, 2016 and December 31, 2015 respectively		150,000	3,989,950
Convertible debt - related parties - net of debt discount $-0-, $-0- and $-0- at June 30, 2017 and December 31, 2016 and December 31, 2015 respectively		50,000	50,000
Notes payable - current portion	3,453,822	3,225,961	107,944
Notes payable - related party	200,000	200,000
Derivative liabilities	32,296,078	24,083,314	24,157,838
Other current liabilities	29,707	15,077	46,010
Total current liabilities	37,329,895	28,784,515	29,159,540
Long term liabilities:
Notes payable	12,649	73,598	193,800
GE royalty obligation	10,946,406	11,302,423	11,795,855
Total long term liabilities	10,959,055	11,376,021	11,989,655
Total liabilities	48,288,950	40,160,536	41,149,195
Commitments and Contingent Liabilities:
Redeemable preferred stock - subject to redemption: $0 par value; 20,000,000 shares authorized; 13,456,932 and 13,056,932 shares issued and outstanding at June 30, 2017 and December 31, 2016 respectively; Redeemable preferred stock - subject to redemption: $0 par value; 20,000,000 shares authorized; 13,056,932 and -0- shares issued and outstanding at December 31, 2016 and December 31, 2015 respectively	45,753,569	44,393,569
Stockholders' Deficit:
Common stock: $0 par value, 500,000,000 shares authorized; 49,042,833 and 47,276,499 shares issued and outstanding at June 30, 2017 and December 31, 2016 respectively; Common stock: $0 par value, 500,000,000 shares authorized; 47,276,499 and 41,501,251 shares issued and outstanding at December 31, 2016 and December 31, 2015 respectively	17,581,391	12,294,391	2,892,078
Common stock to be issued			625,000
Additional paid-in capital	63,971,540	56,910,106	6,472,427
Subscription receivable		(78,000)
Accumulated deficit	(160,596,267)	(141,182,294)	(42,703,470)
Total Stockholders' deficit	(79,043,336)	(72,055,796)	(32,713,965)
Non-controlling interest	(35,442)	(35,442)	(35,442)
Total Deficit	(79,078,778)	(72,091,238)	(32,749,407)
Total Liabilities and Stockholders' deficit	14,963,741	12,462,867	8,399,788
Patents [Member]
Other assets:
Intangible assets	137,673	106,342	83,174
GE Trademark License - Net [Member]
Other assets:
Intangible assets	$ 3,462,540	$ 4,675,585	$ 7,123,746